SCHEDULE OF CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
ConsolidatedStatementsOfCashFlowsLineItems [Line Items]
Operating lease expense	$ 42,310	$ 27,214	$ 42,848	$ 28,240
Repayment of operating lease liabilities	(36,319)	(27,214)	(38,442)	(28,240)
Net cash used in operating activities	(2,603,025)	(2,591,258)	(3,410,771)	(2,087,990)
Lease interest paid
Net cash provided by financing activities	2,448,000	$ 330,420	$ 979,420	4,127,646
Previously Reported [Member]
ConsolidatedStatementsOfCashFlowsLineItems [Line Items]
Operating lease expense	5,368			45,926
Repayment of operating lease liabilities
Net cash used in operating activities	(2,585,890)			(2,042,064)
Lease interest paid	(5,368)			(45,926)
Net cash provided by financing activities	325,052			4,081,720
Revision of Prior Period, Adjustment [Member]
ConsolidatedStatementsOfCashFlowsLineItems [Line Items]
Operating lease expense	21,846			(17,686)
Repayment of operating lease liabilities	(27,214)			(28,240)
Net cash used in operating activities	(5,368)			(45,926)
Lease interest paid	5,368			45,926
Net cash provided by financing activities	$ (5,368)			$ 45,926